DEBT - Shareholder Loans (Details) (USD $)	1 Months Ended
	Sep. 30, 2014	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt			$ 1,380,787,000	$ 667,028,000
KSI Shareholder Loan
Debt Instrument [Line Items]
Balloon payment, period after final acceptance date	120 months
Black and Veatch Shareholder Loan
Debt Instrument [Line Items]
Balloon payment, period after final acceptance date		120 months
Shareholder Notes Payable | KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt			35,600,000
Interest rate	6.00%
Periodic payment, percentage of value of loan	2.50%
Frequency of periodic payments	6 months
Periodic payment commencement, period after final acceptance date	12 months
Shareholder Notes Payable | September 2014 - KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt	21,700,000
Shareholder Notes Payable | November 2014 - KSI Shareholder Loan
Debt Instrument [Line Items]
Long-term debt		13,900,000
Shareholder Notes Payable | Black and Veatch Shareholder Loan
Debt Instrument [Line Items]
Long-term debt		5,000,000.0
Interest rate		6.00%
Periodic payment, percentage of value of loan		2.50%
Frequency of periodic payments		6 months
Periodic payment commencement, period after final acceptance date		12 months
Golar GHK Lessors Limited | Keppel Shipyard Limited
Debt Instrument [Line Items]
Percentage ownership of subsidiary sold	10.00%
Consideration received on sale of subsidiary ownership interest	21,700,000
Golar GHK Lessors Limited | Black and Veatch
Debt Instrument [Line Items]
Consideration received on sale of subsidiary ownership interest		5,000,000.0
Number of subsidiary shares sold in transaction		11